Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Capital management
Schedule of Capital management

	December 31,	December 31,
	2017	2016
Share capital	$1,550.3	$466.9
Contributed surplus	50.6	31.0
Retained earnings	261.8	208.8
	$1,862.7	$706.7